Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2019	December 31, 2018
	€m	€m
Cash and cash equivalents	719.7	327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	719.8	327.6